Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies
21.
Commitments and contingencies

Contractual obligations for 2024 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,698	5,742	4,765	5,468	19,673
Other lease obligations	349	761	792	1,902	3,804
Other contractual obligations	915	1,990	1,462	79	4,446
Total	4,962	8,493	7,019	7,449	27,923

Contractual obligations for 2023 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,700	5,205	3,890	6,514	19,309
Other lease obligations	500	1,090	1,136	—	2,726
Total	4,200	6,295	5,026	6,514	22,035

Other lease obligations comprise of obligations for leases classified as short-term and low value as well as obligations for leases signed but not yet started.

Other contractual obligations comprise of obligations for contingent liabilities of contracts.

The warrants will expire on July 1, 2025, five years after the completion of the ARYA Merger or earlier upon redemption or liquidation in accordance with their terms.

The Group is potentially liable to pay €0.8 million and €1.6 million to a third party upon successfully completing the milestone of the first clinical lead selection in connection with Immatics collaboration agreements as of December 31, 2024, and 2023, respectively. The Group does not recognize a liability for these contingent payments due to the scientific uncertainty of achieving the related milestones.